SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Loss Per Common Share (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per common share
Net Loss	$ (28,515,000)	$ (818,000)		$ (17,447,705)	$ (2,746,021)
Adjusted net loss				$ (17,447,705)	$ (2,746,021)
Weighted average shares outstanding, basic and diluted	80,729.00	32,858.00		9,716,768	9,507,926
Net loss per common share, basic and diluted	$ (0.35)	$ (0.02)		$ (1.80)	$ (0.29)
Novus Capital Corp [Member]
Basic and diluted loss per common share
Net Loss			$ (17,185,742)
Weighted average shares outstanding, basic and diluted			10,145,349
Net loss per common share, basic and diluted			$ (1.69)